OMB APPROVAL

OMB Number: 3235-0578

Expires: April 30, 2010

Estimated average burden

hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

REGISTRATION NO. 33-87498

811-08910

WB CAPITAL MUTUAL FUNDS, INC.

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

AMY M. MITCHELL, Secretary and Treasurer

WB CAPITAL MUTUAL FUNDS, INC.

1415 28th STREET, SUITE 200

WEST DES MOINES, IOWA 50266

(NAME AND ADDRESS OF AGENT FOR SERVICE)

COPIES OF ALL COMMUNICATIONS TO:

VERA LICHTENBERGER	JOHN C. MILES, ESQ.
WB CAPITAL MUTUAL FUNDS, INC.	DONALD F. BURT, ESQ.
1415 28th STREET, SUITE 200	CLINE, WILLIAMS, WRIGHT,JOHNSON & OLDFATHER
WEST DES MOINES, IOWA 50266	1900 U.S. BANK BUILDING, 233 S. 13TH STREET
LINCOLN, NEBRASKA 68508

REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

DATE OF FISCAL YEAR END: 03/31

DATE OF REPORTING PERIOD: 6/30/2008

ITEM 1. SCHEDULE OF PORTFFOLIO HOLDINGS

6/30/2008
IMMF - Institutional Money Market Fund

Principal	Description	Amortized Cost

Govt & Agency Sec
500,000	FHLB	499,651.40
	3.865% Due 07/28/08
	3133XAAL1
1,000,000	FHLB	1,006,571.02
	4.500% Due 10/14/08
	3133XDJG7
500,000	FHLB	512,411.07
	5.250% Due 06/12/09
	3133XFLG9
1,000,000	FHLB	1,003,440.42
	5.000% Due 11/21/08
	3133XKRM9
1,500,000	FHLB	1,500,259.44
	5.000% Due 08/01/08
	3133XLVT7
1,500,000	FHLB	1,503,774.36
	4.125% Due 01/07/09
	3133XNT74
2,000,000	FHLB	2,003,585.80
	2.560% Due 02/13/09
	3133XPMB7
1,000,000	FHLB	999,902.56
	2.260% Due 03/25/09
	3133XQEN8
1,000,000	FHLB	999,108.72
	2.320% Due 04/28/09
	3133XQTN2
1,000,000	FHLB	999,619.71
	2.200% Due 10/29/08
	3133XQTY8
2,000,000	FHLB	2,002,917.60
	2.600% Due 05/14/09
	3133XR3B4
2,000,000	FHLB	2,000,280.75
	2.700% Due 06/30/09
	3133XREU0
1,000,000	FHLB DN	998,227.76
	0.000% Due 07/30/08
	313384A25
2,000,000	FHLB DN	1,997,922.20

		0.000% Due 07/18/08
		313384ZN2
300,000		FHLB Step Cpn	303,324.10
		5.000% Due 12/22/08
		3133XBZF5
500,000		FHLMC	499,411.16
		3.150% Due 07/29/08
		3128X1UC9
2,000,000		FHLMC	2,009,964.55
		4.625% Due 09/15/08
		3128X4JY8
1,000,000		FHLMC	1,000,625.84
		5.125% Due 08/14/08
		3128X5E61
2,000,000		FHLMC	1,998,462.64
		2.265% Due 04/14/09
		3128X7JW5
1,000,000		FHLMC	1,022,449.60
		5.750% Due 03/15/09
		3134A3EM4
200,000		FHLMC	200,387.00
		3.625% Due 09/15/08
		3134A4UD4
1,000,000		FNMA	1,034,304.72
		6.375% Due 06/15/09
		31359MEV1
896,000		FNMA	900,022.06
		3.250% Due 02/15/09
		31359MTZ6
500,000		FNMA	498,036.37
		3.200% Due 11/28/08
		3136F3UG9
1,000,000		FNMA	999,160.35
		3.100% Due 07/28/08
		3136F3X35
28,396,000	TOTAL	Govt & Agency Sec	28,493,821.20

Repurchase Agreement
15,000,000		Banc America Repo WB	15,000,000.00
		2.18% due 7/ 1/08
17,009,473		Barclays Vintage Rep	17,009,473.00
		2.3% due 7/ 1/08
19,000,000		Morgan Vintage Repo	19,000,000.00
		2.4% due 7/ 1/08
51,009,473	TOTAL	Repurchase Agreement	51,009,473.00

79,405,473	TOTAL PORTFOLIO	79,503,294.20

6/30/2008
LAF - Liquid Assets Fund

Principal	Description	Amortized Cost

Corporate Bonds
500,000	Abbott Laboratories	502,611.29
	3.500% Due 02/17/09
	002824AN0
1,000,000	Anheuser-Busch Co	1,004,821.88
	5.125% Due 10/01/08
	035229CB7
1,000,000	Bank of America Corp	1,016,930.85
	5.875% Due 02/15/09
	066050CV5
500,000	Bank of NY Mellon	500,647.80
	3.250% Due 04/01/09
	585515AF6
1,000,000	Bear Stearns Company	1,000,000.00
	Var Due 04/05/09
	073902EC8
1,000,000	Boeing Capital Corp	999,672.14
	4.750% Due 08/25/08
	097014AJ3
500,000	BP Amoco	511,486.82
	5.900% Due 04/15/09
	048825BJ1
1,000,000	Caterpillar Fin Serv	999,883.87
	2.700% Due 07/15/08
	14911RAF6
2,000,000	Citigroup Inc	2,010,345.80
	6.250% Due 11/01/08
	046003JT7
1,000,000	Citigroup, Inc.	1,001,284.80
	3.625% Due 02/09/09
	172967CH2
250,000	Credit Suisse FB USA	252,057.50
	4.700% Due 06/01/09
	22541LAN3
500,000	Emerson Electric Co.	509,720.16
	5.850% Due 03/15/09
	291011AH7
500,000	General Elec Cap Crp	501,237.68
	3.600% Due 10/15/08
	36962GL51
1,900,000	Goldman Sachs Group	1,903,235.38
	3.875% Due 01/15/09
	38143UAA9
500,000	HSBC Finance Corp	507,468.02

		5.875% Due 02/01/09
		441812GE8
500,000		IBM Corporation	503,520.93
		5.400% Due 10/01/08
		459200QBM5
1,000,000		J P Morgan	1,000,791.43
		6.000% Due 08/01/08
		06423AAN3
500,000		Lehman Bros Holdings	498,685.12
		3.600% Due 03/13/09
		52517PVU2
2,000,000		Morgan Stanley	2,001,052.52
		3.875% Due 01/15/09
		61746BAL0
1,500,000		Natl Rural Utilities	1,507,868.37
		5.750% Due 12/01/08
		63743HCE0
500,000		Royal Bank of Canada	503,636.12
		3.875% Due 05/04/09
		7800876N7
500,000		Suntrust Banks	500,322.47
		4.000% Due 10/15/08
		867914AX1
1,000,000		Target Corporation	1,003,450.00
		5.875% Due 11/01/08
		239753DM5
1,000,000		US Bank NA	998,408.00
		3.900% Due 08/15/08
		90331HKF9
1,000,000		US Bank NA	999,195.12
		4.400% Due 08/15/08
		90331HKW2
2,200,000		Wachovia Corp	2,196,466.38
		3.500% Due 08/15/08
		929903AC6
24,850,000	TOTAL	Corporate Bonds	24,934,800.45

FmHA Guaranteed Loan
127,778		FMHA TR II 12/31	127,777.82
		Var 12/31 & Annual
		31399U8L4
220,337		FMHA TR II QRTLY 3/1	220,337.23
		Var 3/1 & Quarterly
395,502		FMHA TRUST I MONTHLY	395,501.97
		Combined Var Monthly
829,933		FMHA TRUST I Q 17	829,932.94
		Var 1/17 & Qtrly

		31399W9E5
654,401		FMHA TRUST I QRTLY	654,400.87
		Combined Var Qrtly
5,257,699		FMHA TRUST II DAILY	5,257,698.57
		Combined Var Daily
1,344,128		FMHA TRUST II QRTLY	1,344,128.28
		Combined Var Qrtly
8,829,778	TOTAL	FmHA Guaranteed Loan	8,829,777.68

Govt & Agency Sec
1,000,000		FHLB	1,009,294.00
		4.000% Due 05/26/09
		3133X9N30
2,000,000		FHLB	2,000,399.97
		3.050% Due 01/29/09
		3133XPAN4
1,000,000		FHLB	1,000,739.60
		2.550% Due 05/05/09
		3133XQWM0
1,000,000		FHLB	998,505.25
		2.375% Due 05/12/09
		3133XR7A2
2,000,000		FHLB	1,997,786.42
		2.500% Due 05/28/09
		3133XRDY3
3,000,000		FHLB DN	2,996,883.31
		0.000% Due 07/18/08
		313384ZN2
1,000,000		FHLMC	1,001,090.64
		4.000% Due 07/24/08
		3128X32X0
2,000,000		FHLMC	2,010,532.45
		4.875% Due 09/12/08
		3128X5S33
1,000,000		FHLMC	998,116.48
		2.265% Due 04/14/09
		3128X7JW5
1,000,000		FNMA	1,034,304.72
		6.375% Due 06/15/09
		31359MEV1
850,000		FNMA	850,661.20
		3.500% Due 07/24/08
		3136F32X3
3,500,000		FNMA	3,501,131.05
		3.000% Due 07/16/08
		3136F3N85

19,350,000	TOTAL	Govt & Agency Sec	19,399,445.09

Repurchase Agreement
14,000,000		Banc America Repo	14,000,000.00
		2.18% due 7/ 1/08
17,685,166		Barclays RepO	17,685,166.00
		2.3% due 7/ 1/08
22,000,000		Morgan Repo	22,000,000.00
		2.4% due 7/ 1/08
53,685,166	TOTAL	Repurchase Agreement	53,685,166.00

106,714,944	TOTAL PORTFOLIO		106,849,189.22

6/30/2008
IRF - Institutional Reserves Fund

Principal	Description	Amortized Cost

Govt & Agency Sec
500,000	FFCB	501,123.45
	2.625% Due 02/04/09
	31331YQT0
1,000,000	FHLB	1,009,294.00
	4.000% Due 05/26/09
	3133X9N30
2,000,000	FHLB	2,001,502.64
	5.000% Due 09/12/08
	3133XEZP7
1,000,000	FHLB	1,019,958.02
	5.250% Due 03/13/09
	3133XFEQ5
300,000	FHLB	300,905.30
	5.250% Due 08/14/08
	3133XJUA4
1,500,000	FHLB	1,505,161.60
	5.000% Due 11/21/08
	3133XKRM9
1,000,000	FHLB	1,002,516.24
	4.125% Due 01/07/09
	3133XNT74
1,000,000	FHLB	1,000,200.02
	3.050% Due 01/29/09
	3133XPAN4
1,000,000	FHLB	1,001,792.90
	2.560% Due 02/13/09
	3133XPMB7
1,000,000	FHLB	999,902.56
	2.260% Due 03/25/09
	3133XQEN8
1,000,000	FHLB	999,108.72
	2.320% Due 04/28/09
	3133XQTN2
1,000,000	FHLB	1,001,201.87
	2.600% Due 05/14/09
	3133XR3B4
1,000,000	FHLB	1,000,140.25
	2.700% Due 06/30/09
	3133XREU0
1,000,000	FHLB DN	998,227.76
	0.000% Due 07/30/08
	313384A25
2,000,000	FHLB DN	1,997,922.20
	0.000% Due 07/18/08

		313384ZN2
1,485,000		FHLMC	1,485,891.30
	3.050% Due 10/15/08
		3128X22N4
400,000		FHLMC	400,654.80
	4.500% Due 08/04/08
		3128X4FF3
2,000,000		FHLMC	2,001,199.63
	4.625% Due 08/22/08
		3128X4HA2
1,000,000		FHLMC	1,004,981.80
	4.625% Due 09/15/08
		3128X4JY8
1,000,000		FHLMC	999,231.32
	2.265% Due 04/14/09
		3128X7JW5
606,000		FNMA	605,806.39
	3.875% Due 07/15/08
		31359ME41
915,000		FNMA	920,201.49
	4.500% Due 10/15/08
		31359MZH9
1,125,000		FNMA DN	1,115,468.73
	0.000% Due 10/31/08
		313588M77
24,831,000	TOTAL	Govt & Agency Sec	24,872,392.99

Repurchase Agreement
12,000,000		Banc America Repo	12,000,000.00
		2.18% due 7/ 1/08
14,355,973		Barclays RepO	14,355,973.00
		2.3% due 7/ 1/08
15,000,000		Morgan Repo	15,000,000.00
		2.4% due 7/ 1/08
41,355,973	TOTAL	Repurchase Agreement	41,355,973.00

66,186,973	TOTAL PORTFOLIO		66,228,365.99

6/30/2008
VINMUNI - WB Capital Municipal Bond Fund

									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Altern Min Tax Paper
	Rev Bond - Other
200000		Virginia Port Auth	216654	215960.91	101.018	P	202036	-13924.91	10000	4.95	4.85	1.74	1.71	1.72
	5.000% Due 07/01/17
	928077FL5
200000	Rev Bond - Other		216654	215960.91		202036	-13924.91		10000	4.95	4.85	1.74	1.71	1.72

200000	TOTAL	Altern Min Tax Paper	216654	215960.91		202036	-13924.91		10000	4.95	4.85	1.74	1.71	1.72
Municipal Bonds
	G/O Co/City/SD Bonds
200000		Beaufort County, SC	201208	201031.2	97.963	P	195926	-5105.2	8500	4.338	4.45	1.68	1.66	1.67
	4.250% Due 03/01/22
	074347RN7
100000		Calcasieu Parish, LA	100896	100839.75	98.658	P	98658	-2181.75	4000	4.054	4.27	0.85	0.84	0.84
	4.000% Due 02/15/14
	128492DG7
125000		Clark County, WA SD	134442.69	132086.4	102.782	P	128477.5	-3608.9	6563	5.108	4.74	1.1	1.09	1.09
	5.250% Due 12/01/14
	181234F83
200000		Decatur, AL G.O.	198620	198725.62	95.96	P	191920	-6805.62	8500	4.429	4.64	1.65	1.63	1.63
	4.250% Due 10/01/22
	242811M53
300000		DeKalb County, IL	320442	318048.39	104.023	P	312069	-5979.39	15000	4.807	4.57	2.68	2.65	2.66
	5.000% Due 12/01/20
	676873DX7
170000		DesMoines Area XI IA	172570.4	172457.51	99.335	P	168869.5	-3588.01	6800	4.027	4.18	1.45	1.43	1.44
	4.000% Due 06/01/12
	250097TY8
200000		DuPage County, IL	210396.93	210199.89	107.577	P	215154	4954.11	10000	4.648	3.43	1.85	1.83	1.83
	5.000% Due 11/01/13
	263493RQ3
40000		DuPage County, IL	42079.39	42055.87	105.865	P	42346	290.13	2000	4.723	3.78	0.36	0.36	0.36
	5.000% Due 11/01/16
	263493SN9
200000		Evanston, IL	211058	209301.98	104.448	P	208896	-405.98	10000	4.787	4.33	1.79	1.77	1.78
	5.000% Due 12/01/23
	299227K56
290000		Evergreen, CO G.O.	311349.8	306926.14	104.293	P	302449.7	-4476.44	14500	4.794	4.32	2.6	2.57	2.58
	5.000% Due 12/01/19
	300223DD3
200000		Fargo, ND Sales Tax	211442	211097.04	104.342	P	208684	-2413.04	10000	4.792	3.82	1.79	1.77	1.78

									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets

Municipal Bonds
	G/O Co/City/SD Bonds
	5.000% Due 07/01/12
	307490EF5
200000	Germantown, WI	204000	203942.22	100.473	P	200946	-2996.22	7500	3.732	3.64	1.73	1.7	1.71
	3.750% Due 03/01/13
	374118QX8
30000	Kendall County, IL	31494.27	31478.52	109.799	P	32939.7	1461.18	1575	4.781	3.74	0.28	0.28	0.28
	5.250% Due 01/01/16
	488575GJ4
270000	Kendall County, IL	283448.41	283387.51	104.796	P	282949.2	-438.31	14175	5.01	4.49	2.43	2.4	2.41
	5.250% Due 01/01/23
	488575GR6
200000	King County, WA	201950	201444.55	100.877	P	201754	309.45	8000	3.965	3.78	1.73	1.71	1.72
	4.000% Due 12/01/12
	494791NB8
200000	Kronewetter, WI	202318	200581.02	100.672	P	201344	762.98	9500	4.718	3.72	1.73	1.71	1.72
	4.750% Due 03/01/11
	50105RBV0
175000	Ledgeview, WI G.O.	178731	178451.64	100.99	P	176732.5	-1719.14	7219	4.085	3.93	1.52	1.5	1.51
	4.125% Due 04/01/14
	523294BU9
500000	Memphis, TN	549944.63	534960.79	106.928	P	534640	-320.79	25000	4.676	3.76	4.59	4.54	4.55
	5.000% Due 11/01/14
	586145KB9
290000	Montgomery, AL G.O	307115.8	305429.41	102.259	P	296551.1	-8878.31	14500	4.89	4.78	2.55	2.52	2.53
	5.000% Due 01/01/23
	613035ZU1
440000	New York, NY	476465.66	461504.98	105.592	P	464604.8	3099.82	22000	4.735	3.52	3.99	3.94	3.96
	5.000% Due 08/01/12
	64966CE23
245000	New York, NY Ser G	267576.75	263060.85	104.309	P	255557.05	-7503.8	12250	4.793	4.43	2.2	2.17	2.18
	5.000% Due 12/01/17
	64966DWT2
290000	Plano, TX G.O.	302849.9	301160.82	104.148	P	302029.2	868.38	13775	4.561	4.28	2.59	2.56	2.57
	4.750% Due 09/01/19
	727177DN4
200000	San Diego, CA SD	203070	202635.86	99.211	P	198422	-4213.86	9000	4.536	4.57	1.7	1.68	1.69
	4.500% Due 07/01/24
	797355YU2
200000	Seattle, WA G.O.	211034	209088.61	103.369	P	206738	-2350.61	10000	4.837	4.44	1.78	1.75	1.76
	5.000% Due 08/01/23
	812626PU7
200000	Spartanburg Cnty	202994	202986.38	100.907	P	201814	-1172.38	8000	3.964	3.86	1.73	1.71	1.72

								Est.		Yld to
Qty or Principal/	Description/			Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net

Original Face	Security ID	Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Municipal Bonds
	G/O Co/City/SD Bonds
	4.000% Due 04/15/14
	847113AC1
5465000	G/O Co/City/SD Bonds	5737497.63	5682882.95		5630471.25	-52411.7		258356	4.589	4.13	48.37	47.77	47.97

	G/O State Bonds
285000	California State	305700.41	304102.37	106.934	P	304761.9	659.53	14250	4.676	3.68	2.62	2.59	2.6
	5.000% Due 12/01/17
	13063ASB1
5000	California State	5363.17	5334.19	103.954	P	5197.7	-136.49	250	4.81	4.24	0.04	0.04	0.04
	5.000% Due 12/01/17
	13063ASD7
500000	California State	539184.63	525298.36	108.397	P	541985	16686.64	26250	4.843	3.41	4.66	4.6	4.62
	5.250% Due 07/01/13
	13067JBC4
490000	Texas State	547271.2	526593.9	105.148	P	515225.2	-11368.7	25725	4.993	3.93	4.43	4.37	4.39
	5.250% Due 10/15/12
	882756VX4
465000	WA State Series R03A	500270.25	485565.71	103.934	P	483293.1	-2272.61	23250	4.811	3.79	4.15	4.1	4.12
	5.000% Due 01/01/15
	93974ANG5
1745000	G/O State Bonds	1897789.66	1846894.53		1850462.9	3568.37		89725	4.849	3.7	15.9	15.7	15.76

	Rev Bond - Education
200000	Avon, IN Revenue	197922	198062.82	98.895	P	197790	-272.82	8500	4.297	4.39	1.7	1.68	1.68
	4.250% Due 07/15/18
	054071FY6
200000	Blooming Pra. SD, MN	204592	204205.12	101.75	P	203500	-705.12	9500	4.668	4.5	1.75	1.73	1.73
	4.750% Due 01/01/24
	094311DM6
160000	Iowa Higher Ed	158819.2	159008.86	96.415	P	154264	-4744.86	6720	4.356	4.79	1.33	1.31	1.31
	4.200% Due 10/01/15
	462460YJ9
100000	Ohio State Higher Ed	103731	102433.53	103.789	P	103789	1355.47	5000	4.817	3.75	0.89	0.88	0.88
	5.000% Due 10/01/11
	67756BRZ5
300000	Ohio State Univ	323472	316714.85	105.346	P	316038	-676.85	15750	4.984	4.04	2.71	2.68	2.69
	5.250% Due 06/01/19
	Rev Bond - Education
	677632FM8
960000	Rev Bond - Education	988536.2	980425.18		975381	-5044.18		45470	4.662	4.29	8.38	8.28	8.31

	Rev Bond - Hospital

								Est.		Yld to
Qty or Principal/	Description/			Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net

Original Face	Security ID	Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Municipal Bonds
100000	Maricopa Co., AZ IDA	100125	100116.4	98.299	P	98299	-1817.4	4125	4.196	4.41	0.84	0.83	0.84
	4.125% Due 07/01/15
	566816HK3
100000	Rev Bond - Hospital	100125	100116.4		98299	-1817.4		4125	4.196	4.41	0.84	0.83	0.84

	Rev Bond - Housing
200000	Alaska Hsg Fin Corp	201368	201298.77	97.248	P	194496	-6802.77	8600	4.422	4.77	1.67	1.65	1.66
	4.300% Due 06/01/15
	01170PBF2
235000	Texas State Hsg Rev	234985.9	234985.9	101.28	P	238008	3022.1	10105	4.246	4.1	2.04	2.02	2.03
	4.300% Due 09/01/16
	88275FLH0
435000	Rev Bond - Housing	436353.9	436284.67		432504	-3780.67		18705	4.325	4.4	3.72	3.67	3.68

	Rev Bond - Other
75000	Buckeye, OH Tobacco	74419.5	74475.5	97.797	P	73347.75	-1127.75	3375	4.601	5.01	0.63	0.62	0.62
	4.500% Due 06/01/13
	118217AH1
300000	Collier Co., FL Rev	318651	314633.59	101.798	P	305394	-9239.59	15000	4.912	4.69	2.62	2.59	2.6
	5.000% Due 06/01/21
	19463PBZ6
215000	MA State Spl Rev	236564.77	229732.29	107.043	P	230142.45	410.16	10750	4.671	3.67	1.98	1.95	1.96
	5.000% Due 06/01/14
	576004DD4
590000	Rev Bond - Other	629635.27	618841.38		608884.2	-9957.18		29125	4.783	4.34	5.23	5.17	5.19

	Rev Bond - Pub Facil
450000	Allen County, IN	478797.91	465459.96	108.13	P	486585	21125.04	25875	5.318	3	4.18	4.13	4.15
	5.750% Due 10/01/11
	017523CR0
200000	Monona, WI Swr Rev	201954	200566.59	100.747	P	201494	927.41	9000	4.467	3.58	1.73	1.71	1.72
	4.500% Due 05/01/11
	610096AA7

650000	Rev Bond - Pub Facil	680751.91	666026.55		688079	22052.45		34875	5.068	3.17	5.91	5.84	5.86

	Rev Bond - Transport
200000	New York State Rev	212456	211292.47	108.022	P	216044	4751.53	10000	4.629	3.8	1.86	1.83	1.84
	5.000% Due 04/01/16
	650014KG7
200000	NW Pub Hwy Auth, CO	215502	215379.6	106.405	P	212810	-2569.6	10250	4.817	4.71	1.83	1.81	1.81

Fund Portfolio Analysis

Schedule of Current Positions By Category and Group As Of 6/30/2008
VINMUNI - Vintage Municipal Bond Fund
All Money Values and Prices are Converted to Base Currency
									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Municipal Bonds
	Rev Bond - Transport
	5.125% Due 06/15/31
	667737AR1
400000	Rev Bond - Transport		427958	426672.07		428854	2181.93		20250	4.722	4.25	3.68	3.64	3.65

	Rev Bond - Utilities
240000		Denton, TX Util Sys	254855.24	254855.24	105.491	P	253178.4	-1676.84	12000	4.74	3.87	2.17	2.15	2.16
	5.000% Due 12/01/13
	249015XY9
40000		Denton, TX Util Sys	42475.87	42475.87	103.485	P	41394	-1081.87	2000	4.832	4.27	0.36	0.35	0.35
	5.000% Due 12/01/13
	249015YH5
100000		Minnesota St Pwr Agy	100865	100774.55	100.754	P	100754	-20.55	4000	3.97	3.81	0.87	0.85	0.86
	4.000% Due 10/01/12
	60412PBK5
380000	Rev Bond - Utilities		398196.11	398105.66		395326.4	-2779.26		18000	4.553	3.89	3.4	3.35	3.37

	Utilities
115000		Wisconsin Public Pwr	122276.05	122086.63	104.72	P	120428	-1658.63	5750	4.775	3.72	1.03	1.02	1.03
	5.000% Due 07/01/12
	976834FH9
115000	Utilities		122276.05	122086.63		120428	-1658.63		5750	4.775	3.72	1.03	1.02	1.03

10840000	TOTAL	Municipal Bonds	11419119.73	11278336.02		11228689.75	-49646.27		524381	4.67	4.03	96.46	95.27	95.66
Short-Term Invest
	Money Market Fund
209862.41		Lehman Bros Tax-Free	209862.41	209862.41	100	M	209862.41	0	3295	1.57	1.57	1.8	1.78	1.79
	52522J835
209862.41	Money Market Fund		209862.41	209862.41		209862.41	0		3295	1.57	1.57	1.8	1.78	1.79

209862.41	TOTAL	Short-Term Invest	209862.41	209862.41		209862.41	0		3295	1.57	1.57	1.8	1.78	1.79
				11704159.34		11640588.16	-63571.18		537676	4.619	4	100	98.77	99.17
11249862.41	TOTAL PORTFOLIO		11845636.14

6/30/2008
VINLTD - WB Capital Limited Term Bond Fund

									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Corporate Bonds
	Banking & Financial
250000		Bank of America Corp	258822.5	257817.7	101.4472	I	253618	-4199.7	13438	5.298	4.87	0.95	0.94	0.94
	5.375% Due 08/15/11
	060505CK8
300000		Wachovia Corp	290100	299518.3	99.8667	I	299600.1	81.8	10500	3.505	4.51	1.12	1.11	1.11
	3.500% Due 08/15/08
	929903AC6
300000		Wells Fargo Company	297096	299697.42	99.9968	I	299990.4	292.98	12000	4	3.97	1.12	1.11	1.11
	4.000% Due 08/15/08
	949746JB8
850000	Banking & Financial		846018.5	857033.42			853208.5	-3824.92	35938	4.212	4.43	3.18	3.16	3.17

	Financial Services
250000		Bear Stearns Company	244105	246069.79	99.1582	I	247895.5	1825.71	11375	4.589	5	0.93	0.92	0.92
	4.550% Due 06/23/10
	073902KD9
250000		CIT Group, Inc.	238915	240814.81	81.5545	I	203886.25	-36928.56	11875	5.824	13.86	0.76	0.75	0.76
	4.750% Due 12/15/10
	12560PDB4
250000		Citigroup, Inc.	255045.9	254493.45	99.6195	I	249048.75	-5444.7	12813	5.145	5.28	0.93	0.92	0.93
	5.125% Due 02/14/11
	172967DH1
400000		General Elec Cap Crp	390996	396623.79	100.8034	I	403213.6	6589.81	18500	4.588	3.93	1.5	1.49	1.5
	4.625% Due 09/15/09
	36962GZH0
300000		Goldman Sachs Group	294789	296967.03	100.1342	I	300402.6	3435.57	13500	4.494	4.43	1.12	1.11	1.12
	4.500% Due 06/15/10
	38143UBE0
300000		HSBC Finance Corp	297447	298572.79	99.789	I	299367	794.21	14250	4.76	4.87	1.12	1.11	1.11
	4.750% Due 04/15/10
	40429CCQ3
250000		John Deere Corp	245227.27	247586.39	100.1203	I	250300.75	2714.36	11000	4.395	4.28	0.93	0.93	0.93
	4.400% Due 07/15/09
	24422EPT0
250000		JP Morgan Chase & Co	243242.5	245214.25	99.7729	I	249432.25	4218	11250	4.51	4.6	0.93	0.92	0.93
	4.500% Due 11/15/10
	46625HBA7
250000		Lehman Bros Holdings	250010	250008.73	97.3684	I	243421	-6587.73	10625	4.365	6.02	0.91	0.9	0.9
	4.250% Due 01/27/10
	52517PYN5
300000		Morgan Stanley	291138	295385.64	98.2029	I	294608.7	-776.94	12000	4.073	5.23	1.1	1.09	1.09

Fund Portfolio Analysis
Schedule of Current Positions By Category and Group As Of 6/30/2008

VINLTD - Vintage Limited Term Bond Fund
All Money Values and Prices are Converted to Base Currency
									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Corporate Bonds
	Financial Services
	4.000% Due 01/15/10
	61746SBC2
2800000	Financial Services		2750915.67	2771736.67	2741576.4		-30160.27		127188	4.639	5.46	10.23	10.14	10.19

	Forest Porducts
400000		Weyerhaeuser Co	418172	402063.04	100.7238	I	402895.2	832.16	23800	5.907	3.73	1.5	1.49	1.5
	5.950% Due 11/01/08
	962166BA1
400000	Forest Porducts		418172	402063.04	402895.2		832.16		23800	5.907	3.73	1.5	1.49	1.5

	Media
300000		AOL Time Warner	315516	311415.92	102.228	I	306684	-4731.92	20250	6.603	5.87	1.14	1.13	1.14
	6.750% Due 04/15/11
	00184AAB1
300000		Comcast Cble Comm	315864	311407.76	103.5977	I	310793.1	-614.66	20250	6.516	5.24	1.16	1.15	1.15
	6.750% Due 01/30/11
	20029PAL3
250000		Disney (Walt) Co	253092.5	252349.46	104.4642	I	261160.5	8811.04	14250	5.456	4.12	0.97	0.97	0.97
	5.700% Due 07/15/11
	254687CC8
850000	Media		884472.5	875173.14			878637.6	3464.46	54750	6.231	5.13	3.28	3.25	3.26

	Networking Products
250000		Cisco Systems, Inc.	249155	249381.82	102.9589	I	257397.25	8015.43	13125	5.099	4.06	0.96	0.95	0.96
	5.250% Due 02/22/11
	17275RAB8
250000	Networking Products		249155	249381.82			257397.25	8015.43	13125	5.099	4.06	0.96	0.95	0.96

	Paper Products
250000		Intl. Paper Company	244837.5	244585.04	99.6727	I	249181.75	4596.71	10625	4.264	4.87	0.93	0.92	0.93
	4.250% Due 01/15/09
	460146BV4
250000	Paper Products		244837.5	244585.04			249181.75	4596.71	10625	4.264	4.87	0.93	0.92	0.93

	REIT
250000		Simon Property Group	253487.5	253004.71	98.8982	I	247245.5	-5759.21	14000	5.662	5.98	0.92	0.91	0.92
	5.600% Due 09/01/11
	828807BU0

Fund Portfolio Analysis
Schedule of Current Positions By Category and Group As Of 6/30/2008
VINLTD - Vintage Limited Term Bond Fund
All Money Values and Prices are Converted to Base Currency
									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Corporate Bonds
250000	REIT		253487.5	253004.71			247245.5	-5759.21	14000	5.662	5.98	0.92	0.91	0.92

	Retail Gen Mdse
250000		Target Corporation	265525.56	260605.65	107.0717	I	267679.25	7073.6	18750	7.005	3.99	1	0.99	0.99
	7.500% Due 08/15/10
	87612EAB2
250000	Retail Gen Mdse		265525.56	260605.65			267679.25	7073.6	18750	7.005	3.99	1	0.99	0.99

	Telecommunications
300000		America Movil SA	285387	296121.04	100.167	I	300501	4379.96	12375	4.118	3.86	1.12	1.11	1.12
	4.125% Due 03/01/09
	02364WAE5
300000		AT&T Inc (SBC Comm)	286779	294376.77	100.1169	I	300350.7	5973.93	12375	4.12	4.02	1.12	1.11	1.12
	4.125% Due 09/15/09
	78387GAN3
600000	Telecommunications		572166	590497.81			600851.7	10353.89	24750	4.119	3.94	2.24	2.22	2.23

6500000	TOTAL	Corporate Bonds	6484750.23	6504081.3			6498673.15	-5408.15	322925	4.969	4.91	24.25	24.05	24.15
Govt & Agency Sec
	FHLB
500000		FHLB	500000	500000	99.6184	I	498092	-1908	17500	3.513	3.64	1.86	1.84	1.85
	3.500% Due 05/27/11
	3133XR6T2
1200000		FHLB DN	1199517	1199586	99.9642	M	1199570.4	-15.6	25202	0	1.73	4.48	4.44	4.46
	0.000% Due 07/07/08
	313384ZB8
1700000	FHLB		1699517	1699586			1697662.4	-1923.6	42702	2.515	2.29	6.34	6.28	6.31

	FHLMC
2500000		FHLMC	2642454.75	2625831.28	104.1285	I	2603212.5	-22618.78	128125	4.922	3.56	9.71	9.63	9.67
	5.125% Due 04/18/11
	3137EAAB5

2500000	FHLMC		2642454.75	2625831.28			2603212.5	-22618.78	128125	4.922	3.56	9.71	9.63	9.67

	FNMA
1200000		FNMA	1251228.8	1221691.74	104.3404	I	1252084.8	30393.06	79500	6.349	2.94	4.67	4.63	4.65
	6.625% Due 09/15/09

Fund Portfolio Analysis
Schedule of Current Positions By Category and Group As Of 6/30/2008
VINLTD - Vintage Limited Term Bond Fund
All Money Values and Prices are Converted to Base Currency
									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Govt & Agency Sec
	FNMA
	31359MEY5
2500000		FNMA	2690824.5	2631044.01	107.3834	I	2684585	53540.99	178125	6.635	3.2	10.02	9.93	9.97
	7.125% Due 06/15/10
	31359MFS7
2500000		FNMA	2526931.6	2523712.81	102.2643	I	2556607.5	32894.69	109375	4.278	3.3	9.54	9.46	9.5
	4.375% due 09/13/10
	31398AGU0
6200000	FNMA		6468984.9	6376448.56			6493277.3	116828.74	367000	5.652	3.19	24.23	24.03	24.13

10400000	TOTAL	Govt & Agency Sec	10810956.65	10701865.84			10794152.2	92286.36	537827	4.983	3.14	40.28	39.94	40.11
Municipal Bonds
	Rev Bond - Education
20000		Azusa Pac Univ, CA	20388	20047.05	101.03	P	20206	158.95	1450	7.176	5.81	0.08	0.07	0.08
	7.250% Due 04/01/09
	055053AA0
20000	Rev Bond - Education		20388	20047.05			20206	158.95	1450	7.176	5.81	0.08	0.07	0.08

20000	TOTAL	Municipal Bonds	20388	20047.05			20206	158.95	1450	7.176	5.81	0.08	0.07	0.08
Mortgage-Related
	Asset-Backed Sec
297504.7		Amresco 1997-2 M1F	297504.7	297504.7	90.5252	I	269316.72	-28187.98	22105	8.208	8.43	1.01	1	1
	7.430% Due 06/25/27
	03215PCG2
1110000		Chase Mtg 2003-4 1A5	1121100	1120594.08	90.2285	I	1001536.35	-119057.73	60118	6.003	6.19	3.74	3.71	3.72
1110000	5.416% Due 05/25/33
	161546FV3
108412.06		Chase Mtg 2003-6 1A3	107606.78	107694.74	99.6993	I	108086.06	391.32	3621	3.35	3.36	0.4	0.4	0.4
	3.340% Due 05/25/26
	161546GY6
893000		Countrywide ABS	892992.77	892992.77	93.1123	I	831492.84	-61499.93	53321	6.413	6.46	3.1	3.08	3.09
	5.971% Due 09/25/46
	12666PAC8

116084.75		Countrywide ABS	116083.55	116083.55	99.2539	I	115218.64	-864.91	5311	4.609	4.62	0.43	0.43	0.43
625000	4.575% Due 07/25/35
	126673WA6
68898.24		First Alliance Step	68898.25	68963.8	94.2441	I	64932.53	-4031.27	4492	6.918	7.04	0.24	0.24	0.24
	6.520% Due 09/20/29
	31846LBW5
												Page	4 of 7
Fund Portfolio Analysis
Schedule of Current Positions By Category and Group As Of 6/30/2008
VINLTD - Vintage Limited Term Bond Fund
All Money Values and Prices are Converted to Base Currency
									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Mortgage-Related
	Asset-Backed Sec
201883.86		Green Tree 1996-3 A5	201883.86	201883.86	100.1146	I	202115.22	231.36	14838	7.342	7.34	0.75	0.75	0.75
	7.350% Due 05/15/27
	393505ME9
156807.102		Green Tree 1996-8 A6	156807.1	156807.1	103.5146	I	162318.24	5511.14	11917	7.342	7.26	0.61	0.6	0.6
	7.600% Due 10/15/27
	393505QN5
18264.135		IMC Home Equity	18264.14	18264.14	99.8228	I	18231.77	-32.37	1293	7.093	7.1	0.07	0.07	0.07
	7.080% Due 08/20/28
	449670CQ9
122944.15		Indymac 1998-2 A2	122944.15	122944.15	95.2638	I	117121.27	-5822.88	7586	6.477	7.72	0.44	0.43	0.44
	6.170% Due 12/25/11
	045413AX9
44943.02		RAMP 2005-RS1	44943.02	44943.02	99.8022	I	44854.12	-88.9	1847	4.117	4.12	0.17	0.17	0.17
350000	4.109% Due 01/25/35
	76112BHV5
3138742.017	Asset-Backed Sec		3149028.32	3148675.91			2935223.76	-213452.15	186449	6.352	6.5	10.95	10.86	10.91
2085000
	Collater Mortg Oblig
577945.1		FHLMC 2971 Class PE	570495.02	571099.56	100.5697	I	581237.65	10138.09	26008	4.475	4.45	2.17	2.15	2.16
	4.500% Due 03/15/26
	31395UJF9
704110.581		FHLMC 3089 Class LP	711701.78	711298.66	102.2176	I	719724.94	8426.28	38726	5.381	5.33	2.69	2.66	2.67
	5.500% Due 12/15/29
	31396FQX4
419347.362		FHLMC 3211 Class PA	420788.87	420764.45	102.1728	I	428458.94	7694.49	23064	5.383	5.33	1.6	1.59	1.59
600000	5.500% Due 11/15/29
	31397B6W6
453886.95		FNMA 2007-77 Class M	455872.71	455839.03	101.9546	I	462758.62	6919.59	24964	5.395	5.35	1.73	1.71	1.72
500000	5.500% Due 11/25/29
	31396XGE8
116838.25		Str Asset 2001-1 B2	116838.25	116838.25	98.3603	I	114922.45	-1915.8	8323	7.242	7.27	0.43	0.43	0.43
	7.121% Due 02/25/31
	8635723J0
21214.06		Structured Asset Sec	21310.45	21257.75	99.6812	I	21146.43	-111.32	1451	6.86	6.87	0.08	0.08	0.08
	6.838% Due 04/25/32

	86358RYR2
2293342.303	Collater Mortg Oblig		2297007.08	2297097.7			2328249.03	31151.33	122535	5.263	5.22	8.69	8.61	8.65
1100000
	FHLMC Pool

Fund Portfolio Analysis
Schedule of Current Positions By Category and Group As Of 6/30/2008
VINLTD - Vintage Limited Term Bond Fund
All Money Values and Prices are Converted to Base Currency
									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Mortgage-Related
	FHLMC Pool
413593.84		FHLMC #M90830	411144.1	412749.33	99.9211	I	413267.51	518.18	14476	3.503	4.42	1.54	1.53	1.54
	3.500% Due 08/01/08
	31282U4P9
516124.265		FHLMC #M90842	523221.62	516496.41	99.9681	I	515959.62	-536.79	20645	4.001	4.19	1.93	1.91	1.92
	4.000% Due 09/01/08
	31282U5B9
254499.81		FHLMC #M90877	258228.7	254949.74	100.0226	I	254557.33	-392.41	10180	3.999	3.95	0.95	0.94	0.95
	4.000% Due 12/01/08
	31282U6N2
509011.16		FHLMC #M90980	513942.21	511070.38	101.9773	I	519075.84	8005.46	25451	4.903	3.88	1.94	1.92	1.93
	5.000% Due 05/01/10
	31282VCR4
615730.48		FHLMC #M90988	622657.44	619007.67	101.9773	I	627905.32	8897.65	30787	4.903	3.97	2.34	2.32	2.33
	5.000% Due 07/01/10
	31282VCZ6
350323.395		FHLMC Gold #M90876	355576.98	350844.37	100.0092	I	350355.62	-488.75	14013	4	3.97	1.31	1.3	1.3
	4.000% Due 11/01/08
	31282U6M4
2659282.95	FHLMC Pool		2684771.05	2665117.9			2681121.24	16003.34	115551	4.31	4.06	10.01	9.92	9.96

	FNMA Pool
695140.06		FNMA Pool #254711	662555.36	679553.17	99.6939	I	693012.24	13459.07	27806	4.012	4.19	2.59	2.56	2.57
	4.000% Due 03/01/10
	31371K3U3
695140.06	FNMA Pool		662555.36	679553.17			693012.24	13459.07	27806	4.012	4.19	2.59	2.56	2.57

8786507.33	TOTAL	Mortgage-Related	8793361.81	8790444.68			8637606.27	-152838.41	452340	5.237	5.21	32.23	31.96	32.09
3185000
Short-Term Invest
	Money Market Fund
846291.29		Liquid Assets Fd I*	846291.29	846291.29	100	M	846291.29	0	14132	1.67	1.67	3.16	3.13	3.14
	S86277650
846291.29	Money Market Fund		846291.29	846291.29			846291.29	0	14132	1.67	1.67	3.16	3.13	3.14

846291.29	TOTAL	Short-Term Invest	846291.29	846291.29			846291.29	0	14132	1.67	1.67	3.16	3.13	3.14
26552798.62	TOTAL PORTFOLIO		26955747.98	26862730.16			26796928.91	-65801.25	1328675	4.958	4.19	100	99.15	99.56
3185000
* The Liquid Assets Fund is an affiliated investment. This is the total for affiliated investments.

6/30/2008
VINBD -WB Capital Bond Fund

								Est.		Yld to
Qty or Principal/	Description/			Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID	Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Corporate Bonds
	Aerospace - Defense
445000	Lockheed Martin Corp	472794.7	472231.87	98.9338	I	440255.41	-31976.46	27368	6.216	6.23	0.71	0.7	0.7
	6.150% Due 09/01/36
	539830AR0
445000	Aerospace - Defense	472794.7	472231.87			440255.41	-31976.46	27368	6.216	6.23	0.71	0.7	0.7

	Banking & Financial
500000	Bank of America Corp	577965.19	536423.38	104.2936	I	521468	-14955.38	37000	7.095	5.56	0.84	0.83	0.83
	7.400% Due 01/15/11
	060505AG9
435000	Wachovia Corp	438414.75	438036.17	90.9276	I	395535.06	-42501.11	24469	6.186	7.09	0.63	0.63	0.63
	5.625% Due 10/15/16
	929903CH3
435000	Wells Fargo Company	415572.9	415972.36	86.4967	I	376260.65	-39711.72	23381	6.214	6.44	0.6	0.6	0.6
	5.375% Due 02/07/35
	949746JM4
1370000	Banking & Financial	1431952.84	1390431.91			1293263.71	-97168.21	84850	6.561	6.29	2.07	2.05	2.06

	Beverages
535000	Anheuser-Busch Co	592394.67	589111.74	88.3004	I	472407.14	-116704.6	31833	6.738	6.95	0.76	0.75	0.75
	5.950% Due 01/15/33
	035229CQ4
535000	Beverages	592394.67	589111.74			472407.14	-116704.6	31833	6.738	6.95	0.76	0.75	0.75

	Building Products
425000	Lafarge SA	423249	423507.65	96.5006	I	410127.55	-13380.1	27625	6.736	7.08	0.66	0.65	0.65
	6.500% Due 07/15/16
	505861AB0
425000	Building Products	423249	423507.65			410127.55	-13380.1	27625	6.736	7.08	0.66	0.65	0.65

	Electric Utility
290000	Appalachian Power Co	292621.6	292122.13	90.4205	I	262219.45	-29902.68	14500	5.53	6.43	0.42	0.42	0.42
	5.000% Due 06/01/17
	037735CD7
435000	Pacific Gas & Elec	445474.8	445250.85	96.4233	I	419441.35	-25809.5	26318	6.274	6.33	0.67	0.67	0.67
	6.050% Due 03/01/34
	694308GE1
235000	Virginia Electric	235117.5	235103.63	97.715	I	229630.25	-5473.38	12690	5.526	5.78	0.37	0.36	0.37
	5.400% Due 01/15/16
	927804EZ3

Fund Portfolio Analysis
Schedule of Current Positions By Category and Group As Of 6/30/2008
VINBD - Vintage Bond Fund
All Money Values and Prices are Converted to Base Currency
									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Corporate Bonds
960000	Electric Utility		973213.9	972476.61			911291.06	-61185.56	53508	5.872	6.22	1.46	1.45	1.45

	Financial Services
505000		CIT Group, Inc.	508291.83	506514.34	81.5545	I	411850.22	-94664.12	23988	5.824	13.86	0.66	0.65	0.66
	4.750% Due 12/15/10
	12560PDB4
650000		Citigroup, Inc.	646769.95	647655.36	95.4946	I	620714.9	-26940.46	33313	5.367	6.05	0.99	0.99	0.99
	5.125% Due 05/05/14
	172967CK5
275000		GE Capital Corp MTN	293271.11	283791.85	104.4822	I	287326.05	3534.2	16844	5.862	4.31	0.46	0.46	0.46
	6.125% Due 02/22/11
	36962GWB6
350000		GE Capital Corp MTN	387256.97	385237.55	100.695	I	352432.5	-32805.05	23625	6.703	6.69	0.56	0.56	0.56
	6.750% Due 03/15/32
	36962GXZ2
670000		Goldman Sachs Group	678220.9	678220.9	95.9957	I	643171.19	-35049.71	39865	6.198	6.52	1.03	1.02	1.03
	5.950% Due 01/18/18
	38141GFG4
400000		HSBC Finance Corp	380613.98	385471.07	95.5139	I	382055.6	-3415.47	19000	4.973	5.79	0.61	0.61	0.61
	4.750% Due 07/15/13
	441812KD5
670000		JP Morgan Chase & Co	693597.4	693251.71	97.4142	I	652675.14	-40576.57	40200	6.159	6.37	1.05	1.04	1.04
	6.000% Due 01/15/18
	46625HGY0
635000		Lehman Bros Holdings	629291.8	629085.79	90.31	I	573468.5	-55617.29	34925	6.09	7.15	0.92	0.91	0.91
	5.500% Due 04/04/16
	52517PF63
490000		Morgan Stanley	476721	476955	91.4911	I	448306.39	-28648.61	26338	5.875	6.88	0.72	0.71	0.72
	5.375% Due 10/15/15
	61746SBR9
4645000	Financial Services		4694034.94	4686183.57			4372000.5	-314183.08	258096	5.903	7.04	7	6.94	6.98

	Indust Goods & Equip
420000		Praxair, Inc.	419025.6	419097.21	101.1643	I	424890.06	5792.85	22050	5.19	5.03	0.68	0.67	0.68

	5.250% Due 11/15/14
	74005PAQ7
420000	Indust Goods & Equip	419025.6	419097.21			424890.06	5792.85	22050	5.19	5.03	0.68	0.67	0.68
670000	American Intl Group	663474.2	663574.1	93.6853	I	627691.51	-35882.59	39195	6.244	6.76	1.01	1	1

Fund Portfolio Analysis
Schedule of Current Positions By Category and Group As Of 6/30/2008
VINBD - Vintage Bond Fund
All Money Values and Prices are Converted to Base Currency
								Est.		Yld to
Qty or Principal/	Description/			Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID	Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Corporate Bonds
	Insurance
	5.850% Due 01/16/18
	02687QDG0
440000	Genworth Financial	439407.45	439566.17	96.9313	I	426497.72	-13068.45	25300	5.932	6.38	0.68	0.68	0.68
	5.750% Due 06/15/14
	37247DAE6
630000	St. Paul Travelers	647146	646518.88	101.8571	I	641699.73	-4819.15	39375	6.136	5.95	1.03	1.02	1.02
	6.250% Due 06/20/16
	792860AJ7
1740000	Insurance	1750027.65	1749659.15			1695888.96	-53770.19	103870	6.125	6.36	2.72	2.69	2.71

	Machinery & Equip
250000	Caterpillar, Inc.	245042.5	245108.22	99.3235	I	248308.75	3200.53	15125	6.091	6.1	0.4	0.39	0.4
	6.050% Due 08/15/36
	149123BN0
450000	Johnson Controls Inc	426357	431298.87	100.1499	I	450674.55	19375.68	21938	4.868	4.84	0.72	0.72	0.72
	4.875% Due 09/15/13
	478366AM9
700000	Machinery & Equip	671399.5	676407.09			698983.3	22576.21	37063	5.302	5.29	1.12	1.11	1.12

	Medical Hosp Mgmt
290000	Wellpoint, Inc.	288927	289141.43	93.9897	I	272570.13	-16571.3	15225	5.586	6.26	0.44	0.43	0.43
	5.250% Due 01/15/16
	94973VAK3
290000	Medical Hosp Mgmt	288927	289141.43			272570.13	-16571.3	15225	5.586	6.26	0.44	0.43	0.43

	Media
120000	AOL Time Warner	137007.01	136095.04	101.5246	I	121829.52	-14265.52	9150	7.51	7.48	0.2	0.19	0.19
	7.625% Due 04/15/31

	00184AAC9
255000		AOL Time Warner	283158.29	271396.36	102.305	I	260877.75	-10518.61	17531	6.72	6.19	0.42	0.41	0.42
	6.875% Due 05/01/12
	00184AAF2
500000		Cox Comm Inc.	498025	498025	97.6194	I	488097	-9928	31250	6.402	6.58	0.78	0.78	0.78
	6.250% Due 06/01/18
	224044BS5
335000		Time Warner Cable	334721.95	334721.95	100.6631	I	337221.39	2499.43	22613	6.706	6.66	0.54	0.54	0.54
	6.750% Due 07/01/18
	88732JAL2
	Media
1210000	Media		1252912.25	1240238.35			1208025.66	-32212.69	80544	6.667	6.61	1.94	1.92	1.93

Fund Portfolio Analysis
Schedule of Current Positions By Category and Group As Of 6/30/2008
VINBD - Vintage Bond Fund
All Money Values and Prices are Converted to Base Currency
									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Corporate Bonds
	Oil & Gas
425000		Encana Corporation	436900	436701.53	100.5098	I	427166.65	-9534.88	25075	5.87	5.83	0.68	0.68	0.68
	5.900% Due 12/01/17
	292505AF1
600000		Enterprise Prod Oper	583439.29	586813.67	94.2003	I	565201.8	-21611.87	30000	5.308	6.07	0.91	0.9	0.9
	5.000% Due 03/01/15
	293791AR0
440000		Tesoro Corporation	449240	447501.48	95	I	418000	-29501.48	27500	6.579	7.62	0.67	0.66	0.67
	6.250% Due 11/01/12
	881609AQ4
630000		Transocean, Inc.	652824.9	652458.33	100.1496	I	630942.48	-21515.85	37800	5.991	5.98	1.01	1	1.01
	6.000% Due 03/15/18
	893830AS8
2095000	Oil & Gas		2122404.19	2123475.01			2041310.93	-82164.08	120375	5.897	6.31	3.27	3.24	3.26

	Paper Products
695000		Intl. Paper Company	680648.25	690070.62	99.6727	I	692725.27	2654.64	29538	4.264	4.87	1.11	1.1	1.11
	4.250% Due 01/15/09
	460146BV4
695000	Paper Products		680648.25	690070.62			692725.27	2654.65	29538	4.264	4.87	1.11	1.1	1.11

	Pharmaceuticals
250000		Cardinal Health, Inc	245455	245960.15	97.8001	I	244500.25	-1459.9	14625	5.982	6.16	0.39	0.39	0.39
	5.850% Due 12/15/17
	14149YAH1
250000	Pharmaceuticals		245455	245960.15			244500.25	-1459.9	14625	5.982	6.16	0.39	0.39	0.39

	Pipelines
280000		Kinder Morgan Energy	313210.64	296085.5	103.0777	I	288617.56	-7467.94	18900	6.548	5.51	0.46	0.46	0.46
	6.750% Due 03/15/11
	494550AH9
280000	Pipelines		313210.64	296085.5			288617.56	-7467.94	18900	6.548	5.51	0.46	0.46	0.46

	Railroads
280000		Union Pacific Corp	291867.2	291084.92	101.3748	I	283849.44	-7235.48	18550	6.535	6.5	0.45	0.45	0.45
	6.625% Due 02/01/29
	907818CF3											Page	4 of 14
280000	Railroads		291867.2	291084.92			283849.44	-7235.48	18550	6.535	6.5	0.45	0.45	0.45

Fund Portfolio Analysis
Schedule of Current Positions By Category and Group As Of 6/30/2008
VINBD - Vintage Bond Fund
All Money Values and Prices are Converted to Base Currency
									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Corporate Bonds
	REIT
450000		Avalon Bay Apts	449671.5	449767.18	98.7421	I	444339.45	-5427.73	24750	5.57	5.9	0.71	0.71	0.71
	5.500% Due 01/15/12
	05348EAK5
575000		Realty Income Corp	551904.25	555492.29	90.1476	I	518348.7	-37143.59	31625	6.101	7.25	0.83	0.82	0.83
	5.500% Due 11/15/15
	756109AF1
630000		Simon Property Group	719016.32	672095.14	103.708	I	653360.4	-18734.74	48825	7.473	6.16	1.05	1.04	1.04
	7.750% Due 01/20/11
	828807AH0
1655000	REIT		1720592.07	1677354.61			1616048.55	-61306.06	105200	6.51	6.44	2.59	2.57	2.58

	Retail Gen Mdse

425000		May Dept. Store	415845.5	417779.59	90.2912	I	383737.6	-34041.99	24438	6.368	7.79	0.61	0.61	0.61
	5.750% Due 07/15/14
	577778BS1
425000	Retail Gen Mdse		415845.5	417779.59			383737.6	-34041.99	24438	6.368	7.79	0.61	0.61	0.61

	Telecommunications
605000		America Movil SA	566673.25	575142.71	98.3345	I	594923.72	19781.01	33275	5.593	5.85	0.95	0.94	0.95
	5.500% Due 03/01/14
	02364WAF2
425000		AT&T Wireless	423368	423368	95.7282	I	406844.85	-16523.15	27200	6.686	6.73	0.65	0.65	0.65
	6.400% Due 05/15/38
	00206RAN2
420000		Verizon Comm Inc.	418975.2	419014.4	95.1312	I	399551.04	-19463.36	23100	5.781	6.18	0.64	0.63	0.64
	5.500% Due 02/15/18
	92343VAL8
1450000	Telecommunications		1409016.45	1417525.11			1401319.62	-16205.49	83575	5.964	6.2	2.25	2.23	2.24

	Utilities
425000		Cincinnati Gas&Elec	432832.75	430869.81	101.6075	I	431831.88	962.06	24225	5.61	5.27	0.69	0.69	0.69
	5.700% Due 09/15/12
	172070CN2
	Utilities
425000	Utilities		432832.75	430869.81			431831.88	962.07	24225	5.61	5.27	0.69	0.69	0.69

	Waste Disposal
435000		Waste Management Inc	419131.2	421718.36	95.7565	I	416540.78	-5177.59	21750	5.222	5.88	0.67	0.66	0.66
	5.000% Due 03/15/14
	94106LAR0

Fund Portfolio Analysis
Schedule of Current Positions By Category and Group As Of 6/30/2008
VINBD - Vintage Bond Fund
All Money Values and Prices are Converted to Base Currency
									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Corporate Bonds
435000	Waste Disposal		419131.2	421718.36			416540.78	-5177.59	21750	5.222	5.88	0.67	0.66	0.66

20730000	TOTAL	Corporate Bonds	21020935.3	20920410.26			20000185.36	-920224.94	1203205	6.016	6.39	32.04	31.76	31.91
Govt & Agency Sec
	FHLB
1430000		FHLB	1430000	1430000	98.4025	I	1407155.75	-22844.25	60775	4.319	4.52	2.25	2.23	2.24
	4.250% Due 05/20/15
	3133XR7J3

1300000		FHLB DN	1299476.75	1299478.31	99.9642	M	1299534.6	56.29	31758	0	1.73	2.08	2.06	2.07
	0.000% Due 07/07/08
	313384ZB8
2730000	FHLB		2729476.75	2729478.31			2706690.35	-22787.96	92533	3.419	3.18	4.34	4.3	4.32

	FHLMC
350000		FHLMC	382197.94	380108.9	118.4974	I	414740.9	34632	23625	5.696	5.29	0.66	0.66	0.66
	6.750% Due 09/15/29
	3134A3U46
1000000		FHLMC	1094394	1088100.3	106.72	I	1067200	-20900.3	60000	5.622	3.58	1.71	1.69	1.7
	6.000% Due 06/15/11
	3134A4FM1
1350000	FHLMC		1476591.94	1468209.2			1481940.9	13731.7	83625	5.643	4.06	2.37	2.35	2.36

	FNMA
1060000		FNMA	1057010.8	1058772.83	102.3216	I	1084608.96	25836.13	47700	4.398	3.24	1.74	1.72	1.73
	4.500% Due 06/01/10
	31359MC76
500000		FNMA	535115	521608.63	107.3834	I	536917	15308.37	35625	6.635	3.2	0.86	0.85	0.86
	7.125% Due 06/15/10
	31359MFS7
60000		FNMA	59956.08	59959.43	104.5221	I	62713.26	2753.83	3225	5.142	4.69	0.1	0.1	0.1
	5.375% Due 07/15/16
	31359MS61
	FNMA
1620000	FNMA			1652081.88	1640340.89		1684239.22	43898.33	86550	5.139	3.28	2.7	2.67	2.69

	US Treas Securities
1425000		U.S Treasury Strip	641547.25	762875.71	58.1434	I	828543.45	65667.74	0	0	4.56	1.33	1.32	1.32
	0.000% Due 05/15/20
	912803AT0
1720000		U.S Treasury Strip	579890.56	690983.58	44.6878	I	768630.16	77646.58	0	0	4.7	1.23	1.22	1.23

Fund Portfolio Analysis
Schedule of Current Positions By Category and Group As Of 6/30/2008
VINBD - Vintage Bond Fund
All Money Values and Prices are Converted to Base Currency
									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Govt & Agency Sec
	0.000% Due 08/15/25
	912803BF9
500000		U.S. Treasury Note	496679.69	498924.97	101.3594	I	506797	7872.03	22500	4.44	2.3	0.81	0.8	0.81
	4.500% Due 02/15/09
	912828EV8
3645000	US Treas Securities		1718117.5	1952784.26			2103970.61	151186.35	22500	1.069	4.07	3.37	3.34	3.36

9345000	TOTAL	Govt & Agency Sec	7576268.07	7790812.66			7976841.08	186028.42	285208	3.575	3.6	12.78	12.67	12.73
Municipal Bonds
	Rev Bond - Education
130000		PA Higher Ed Hsg	130000	130000	99.94	P	129922	-78	6110	4.703	4.76	0.21	0.21	0.21
	4.700% Due 07/01/09
	709181AY7
130000	Rev Bond - Education		130000	130000			129922	-78	6110	4.703	4.76	0.21	0.21	0.21

130000	TOTAL	Municipal Bonds	130000	130000			129922	-78	6110	4.703	4.76	0.21	0.21	0.21
Mortgage-Related
	Asset-Backed Sec
297504.73		Amresco 1997-2 M1F	297504.73	297504.73	90.5252	I	269316.75	-28187.98	22105	8.208	8.43	0.43	0.43	0.43
	7.430% Due 06/25/27
	03215PCG2
1100000		Chase Mtg 2003-4 1A5	1111000	1104757.09	90.2285	I	992513.5	-112243.59	59576	6.003	6.19	1.59	1.58	1.58
1100000	5.416% Due 05/25/33
	161546FV3
118349.85		Chase Mtg 2003-6 1A3	117469.81	117565.84	99.6993	I	117993.97	428.13	3953	3.35	3.36	0.19	0.19	0.19
	3.340% Due 05/25/26
	161546GY6
551035.76		CIT Group 2002-1 AF5	573467.12	572048.8	88.0192	I	485017.27	-87031.53	36974	7.623	7.81	0.78	0.77	0.77
1160000	6.710% Due 02/25/33
	12558MAF9
674.16		ContiMtg 1999-1 A7	680.4	678.4	98.5091	I	664.11	-14.29	47	7.075	7.3	0	0	0
1000000	6.470% Due 12/25/13
	21075WJZ9
149517.18		Countrywide ABS	149515.62	149515.62	99.2539	I	148401.63	-1113.99	6840	4.609	4.62	0.24	0.24	0.24
805000	4.575% Due 07/25/35
	126673WA6
169718.59		Equity One	173537.65	173338.48	87.7782	I	148975.92	-24362.56	10249	6.88	7.09	0.24	0.24	0.24
1000000	6.039% Due 11/25/32
	294751AV4

Fund Portfolio Analysis
Schedule of Current Positions By Category and Group As Of 6/30/2008
VINBD - Vintage Bond Fund
All Money Values and Prices are Converted to Base Currency
									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Mortgage-Related
	Asset-Backed Sec
12867.42		FHLMC Ps Thru T-5 A6	12867.43	12867.43	101.0096	I	12997.33	129.9	916	7.049	7.03	0.02	0.02	0.02
2000000	7.120% Due 06/25/28
	3133TA5D0

462047.91	Green Tree 1996-3 A6	482863.71	481488.76	101.1405	I	467317.57	-14171.19	36271	7.761	7.45	0.75	0.74	0.75
1500000	7.850% Due 05/15/27
	393505MF6
245888.32	Indymac 1998-2 A2	245888.31	245888.31	95.2638	I	234242.56	-11645.75	15171	6.477	7.72	0.38	0.37	0.37
2000000	6.170% Due 12/25/11
	045413AX9
107696.45	S Pacific 1998-1 A6	107696.46	107696.46	69.2695	I	74600.79	-33095.67	7625	10.221	10.87	0.12	0.12	0.12
	7.080% Due 03/25/28
	843590CQ1
3215300.37	Asset-Backed Sec	3272491.24	3263349.92			2952041.4	-311308.52	199728	6.766	6.96	4.73	4.69	4.71
10565000
	Commercial Mortgage
	Backed Security
400000	Greenwich Capital	397531.25	397531.25	94.5276	I	378110.4	-19420.85	22944	6.068	6.1	0.61	0.6	0.6
400000	5.736% Due 12/10/49
	20173VAE0
400000	Commercial Mortgage	397531.25	397531.25			378110.4	-19420.85	22944	6.068	6.1	0.61	0.6	0.6
400000	Backed Security
	Collater Mortg Oblig
29299.22	FHLMC 2123 Class PE	29550.67	29531.52	100.6239	I	29482.02	-49.5	1758	5.963	5.95	0.05	0.05	0.05
1000000	6.000% Due 12/15/27
	3133THWC7
1331374.235	FHLMC 3034 Class EH	1335534.78	1335488.21	102.2114	I	1360816.24	25328.03	73226	5.381	5.34	2.18	2.16	2.17
1900000	5.500% Due 12/15/34
	31396AJ62
1925000	FHLMC 3076 Class PC	1946430.67	1944796.25	101.7897	I	1959451.73	14655.48	105875	5.403	5.34	3.14	3.11	3.13
1925000	5.500% Due 11/15/25
	Collater Mortg Oblig
	31396EMZ6
419347.362	FHLMC 3211 Class PA	420788.87	420764.45	102.1728	I	428458.94	7694.49	23064	5.383	5.33	0.69	0.68	0.68
600000	5.500% Due 11/15/29
	31397B6W6
1530000	FNMA 2005-69 ClassKE	1516612.5	1516746.9	100.5571	I	1538523.63	21776.73	84150	5.47	5.46	2.46	2.44	2.45
1530000	5.500% Due 06/25/34
	31394EK56
453886.95	FNMA 2007-77 Class M	455872.71	455839.04	101.9546	I	462758.62	6919.58	24964	5.395	5.35	0.74	0.73	0.74
500000	5.500% Due 11/25/29
	31396XGE8

Fund Portfolio Analysis
Schedule of Current Positions By Category and Group As Of 6/30/2008
VINBD - Vintage Bond Fund
All Money Values and Prices are Converted to Base Currency
								Est.		Yld to
Qty or Principal/	Description/			Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID	Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Mortgage-Related

	Collater Mortg Oblig
597221.59		Str Asset 2001-1 B2	597221.59	597221.59	98.3603	I	587428.95	-9792.64	42543	7.242	7.27	0.94	0.93	0.94
	7.121% Due 02/25/31
	8635723J0
6286129.357	Collater Mortg Oblig		6302011.79	6300387.96			6366920.13	66532.17	355580	5.585	5.55	10.2	10.11	10.16
7455000
	FHLMC Pool
640547.868		FHLMC Gold #E01419	651898.9	649747.95	101.4771	I	650009.4	261.45	35230	5.42	5.31	1.04	1.03	1.04
2200000	5.500% Due 05/01/18
	31294KSG1
295773.268		FHLMC Gold #A19963	297463.44	297377.18	98.8906	I	292491.96	-4885.22	16268	5.562	5.58	0.47	0.46	0.47
745000	5.500% Due 03/01/34
	31296VB81
46736.024		FHLMC Gold #C00592	46954.18	46939.73	105.9689	I	49525.65	2585.92	3272	6.606	6.46	0.08	0.08	0.08
2400000	7.000% Due 03/01/28
	31292GUR5
46779.159		FHLMC Gold #C00896	46779.16	46779.16	108.2161	I	50622.58	3843.42	3508	6.931	6.77	0.08	0.08	0.08
2500000	7.500% Due 12/01/29
	31292G7H3
652005.495		FHLMC Gold #C01491	663785.42	663178.78	101.6855	I	662995.05	-183.73	39120	5.901	5.87	1.06	1.05	1.06
2500000	6.000% Due 02/01/33
	31292HUQ5
83471.532		FHLMC Gold #C19588	83645.9	83636.08	104.1543	I	86939.19	3303.11	5426	6.241	6.14	0.14	0.14	0.14
2400000	6.500% Due 12/01/28
	31293FUM7
72402.564		FHLMC Gold #C72044	74998.7	74869.46	103.9355	I	75251.97	382.51	4706	6.254	6.19	0.12	0.12	0.12
1050427	6.500% Due 10/01/32
	31288AHV0
107023.256		FHLMC Gold #C76748	109431.78	109309.42	101.5918	I	108726.85	-582.57	6421	5.906	5.88	0.17	0.17	0.17
621186	6.000% Due 02/01/33
	31288FP99

686742.378		FHLMC Gold #C78237	700777.69	700003.33	99.0781	I	680411.3	-19592.03	37771	5.551	5.57	1.09	1.08	1.09
1560000	5.500% Due 04/01/33
	31288HEJ5
1077062.383		FHLMC Gold #E01488	1090278.74	1087855.5	99.779	I	1074682.08	-13173.42	53853	5.011	5.03	1.72	1.71	1.71
2395000	5.000% Due 10/01/18
	31294KUM5
811187.655		FHLMC Gold #E01545	823556.32	821308.63	99.7751	I	809363.29	-11945.34	40559	5.011	5.03	1.3	1.29	1.29
1710000	5.000% Due 01/01/19
	31294KWE1
60485.516		FHLMC Gold #E99510	61858.85	61607.28	101.3604	I	61308.36	-298.92	3327	5.426	5.33	0.1	0.1	0.1
190000	5.500% Due 09/01/18

Fund Portfolio Analysis
Schedule of Current Positions By Category and Group As Of 6/30/2008
VINBD - Vintage Bond Fund

All Money Values and Prices are Converted to Base Currency
									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Mortgage-Related
	FHLMC Pool
	3128H7R79
576994.686		FHLMC Gold #G01444	605810.28	604333.66	103.998	I	600062.93	-4270.73	37505	6.25	6.18	0.96	0.95	0.96
8840000	6.500% Due 08/01/32
	31283HS97
1196526.593		FHLMC Gold #G01563	1206065.87	1205552.36	99.0781	I	1185495.81	-20056.55	65809	5.551	5.57	1.9	1.88	1.89
3001511	5.500% Due 06/01/33
	31283HWY7
717666.77		FHLMC Gold #G01772	718170.34	718143.31	96.3145	I	691217.16	-26926.15	35883	5.191	5.26	1.11	1.1	1.1
1000000	5.000% Due 02/01/35
	31283H6H3
776900.71		FHLMC Gold #G01896	741333.25	742711.46	96.1582	I	747053.74	4342.28	38845	5.2	5.27	1.2	1.19	1.19
975000	5.000% Due 09/01/35
	3128LXC99
1433069.674		FHLMC Gold #G03388	1438891.52	1438841.27	101.123	I	1449163.05	10321.78	85984	5.933	5.92	2.32	2.3	2.31
1660000	6.000% Due 10/01/37
	3128M5CZ1
235884.428		FHLMC Gold #M90876	239451.62	236240.9	100.0092	I	235906.13	-334.77	9435	4	3.97	0.38	0.37	0.38
1010000	4.000% Due 11/01/08
	31282U6M4
31231.006		FHLMC Pool #C53696	31527.81	31515.02	105.6006	I	32980.13	1465.11	2186	6.629	6.53	0.05	0.05	0.05
2000000	7.000% Due 06/01/31
	31298QC97
37560.42		FHLMC Pool #E00436	37560.42	37560.42	104.1421	I	39116.21	1555.79	2629	6.722	5.46	0.06	0.06	0.06
2000000	7.000% Due 06/01/11
	31294JPV4
62117.212		FHLMC Pool #G80135	63501.54	63376.45	106.1447	I	65934.13	2557.68	4348	6.595	6.39	0.11	0.1	0.11
1000000	7.000% Due 10/25/24
	31335PEG6
9648168.597	FHLMC Pool		9733741.73	9720887.35			9649256.97	-71630.38	532086	5.514	5.5	15.46	15.32	15.39
41758124
	FNMA Pool
78203.733		FNMA ARM #686168	81223.32	81053.01	101.7357	I	79561.12	-1491.89	5130	6.448	6.42	0.13	0.13	0.13
	6.560% Due 05/01/32
	31400FJM0
166279.787		FNMA Pool #240650	173125.08	172298.1	107.5042	I	178757.75	6459.65	12471	6.976	6.64	0.29	0.28	0.29
3773489.253	7.500% Due 07/01/21
	31370TH30
40384.025		FNMA Pool #250990	41359.18	41294.41	108.0362	I	43629.37	2334.96	3029	6.942	6.75	0.07	0.07	0.07
2500000	7.500% Due 07/01/27
	31371FXT4

58769.475		FNMA Pool #251614	58936.98	58927.16	105.7844	I	62168.94	3241.78	4114	6.617	6.48	0.1	0.1	0.1
2400000.534	7.000% Due 04/01/28
	31371GN71

Fund Portfolio Analysis
Schedule of Current Positions By Category and Group As Of 6/30/2008
VINBD - Vintage Bond Fund
All Money Values and Prices are Converted to Base Currency
									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Mortgage-Related
	FNMA Pool
75352.551		FNMA Pool #251697	75213.76	75222.56	104.0605	I	78412.24	3189.68	4898	6.246	6.15	0.13	0.12	0.13
2400000.472	6.500% Due 05/01/28
	31371GRS1
123275.705		FNMA Pool #252334	123358.12	123349.54	103.9385	I	128130.92	4781.38	8013	6.254	6.16	0.21	0.2	0.2
	6.500% Due 02/01/29
	31371HHK7
56580.735		FNMA Pool #252518	58961.04	58813.93	106.7263	I	60386.52	1572.59	3961	6.559	6.41	0.1	0.1	0.1
	7.000% Due 05/01/29
	31371HPB8
773018.842		FNMA Pool #254759	784565.23	782275.47	97.7938	I	755964.5	-26310.97	34786	4.602	4.78	1.21	1.2	1.21
1750000.014	4.500% Due 06/01/18
	31371K5U1
762925.299		FNMA Pool #254802	772222.94	770396.97	97.7938	I	746093.64	-24303.33	34332	4.602	4.78	1.2	1.18	1.19
1700000.047	4.500% Due 07/01/18
	31371LAB5
372784.374		FNMA Pool #254905	385157.01	384538.65	101.4668	I	378252.38	-6286.27	22367	5.913	5.89	0.61	0.6	0.6
1280000.034	6.000% Due 10/01/33
	31371LDJ5
146263.133		FNMA Pool #254982	145590.08	145624.3	96.4707	I	141101.07	-4523.23	7313	5.183	5.25	0.23	0.22	0.23
250000.047	5.000% Due 12/01/33
	31371LFX2
778216.059		FNMA Pool #255075	792683.91	791086.88	99.9351	I	777711	-13375.88	42802	5.504	5.51	1.25	1.23	1.24
1710000.079	5.500% Due 02/01/24
	31371LJU4
172205.047		FNMA Pool #255079	174574.31	174147.56	99.874	I	171988.07	-2159.49	8610	5.006	5.02	0.28	0.27	0.27
405000.067	5.000% Due 02/01/19
	31371LJY6
135544.129		FNMA Pool #323282	139915.8	139646.81	108.0362	I	146436.73	6789.92	10166	6.942	6.77	0.23	0.23	0.23
4000000.2	7.500% Due 07/01/28
	31374TCT4
56774.283		FNMA Pool #323640	56615.12	56623.75	108.0619	I	61351.37	4727.62	4258	6.94	6.78	0.1	0.1	0.1
2299999.655	7.500% Due 04/01/29
	31374TPZ6

59858.387		FNMA Pool #346287	60557.13	60502.74	106.1718	I	63552.73	3049.99	4190	6.593	6.42	0.1	0.1	0.1
2000000.213	7.000% Due 05/01/26
	31375VUL5
1279121.395		FNMA Pool #357467	1297619.68	1296651.09	99.1543	I	1268303.87	-28347.22	70352	5.547	5.56	2.03	2.01	2.02
2500000.016	5.500% Due 12/01/33
	31376KCC8
46730.275		FNMA Pool #535817	46940.04	46930.21	105.6678	I	49378.85	2448.64	3271	6.625	6.52	0.08	0.08	0.08
2500000	7.000% Due 04/01/31
	31384WG20
309110.102		FNMA Pool #545759	322539.73	321850.44	103.8105	I	320888.74	-961.7	20092	6.261	6.19	0.51	0.51	0.51
	6.500% Due 07/01/32
	31385JJC3
815359.195		FNMA Pool #545993	843725.75	842209.12	101.5605	I	828082.88	-14126.24	48922	5.908	5.88	1.33	1.31	1.32
	6.000% Due 11/01/32
	31385JRN0
766586.167		FNMA Pool #555272	781901.56	781115.32	101.5605	I	778548.74	-2566.58	45995	5.908	5.88	1.25	1.24	1.24
	6.000% Due 03/01/33
	31385W2D0
40860.346		FNMA Pool #581592	41134.96	41122.05	105.6832	I	43182.52	2060.47	2860	6.624	6.52	0.07	0.07	0.07
2000000.254	7.000% Due 06/01/31
	31387EC54
1535412.34		FNMA Pool #683387	1557603.83	1556452.07	99.1543	I	1522427.36	-34024.71	84448	5.547	5.56	2.44	2.42	2.43
4560000	5.500% Due 02/01/33
	31400CF41

Fund Portfolio Analysis
Schedule of Current Positions By Category and Group As Of 6/30/2008
VINBD - Vintage Bond Fund
All Money Values and Prices are Converted to Base Currency
									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Mortgage-Related
	FNMA Pool
195614.687		FNMA Pool #713974	195465.06	195479.74	99.1543	I	193960.37	-1519.37	10759	5.547	5.56	0.31	0.31	0.31
	5.500% Due 07/01/33
	31401PFP4
833751.533		FNMA Pool #721502	843713.89	843134.84	96.4707	I	804325.94	-38808.9	41688	5.183	5.25	1.29	1.28	1.28
1913000.048	5.000% Due 07/01/33
	31401XRX7
643473.47		FNMA Pool #735415	660967.92	660266.99	103.873	I	668395.2	8128.21	41826	6.258	6.19	1.07	1.06	1.07
1470000	6.500% Due 12/01/32
	31402RAQ2
1008278.572		FNMA Pool #737730	997165.91	997691.56	99.1543	I	999751.56	2060	55455	5.547	5.56	1.6	1.59	1.6
3000000.062	5.500% Due 09/01/33
	31402TST3

764093.116		FNMA Pool #742088	743482.03	747506.54	97.5438	I	745325.46	-2181.08	34384	4.613	4.79	1.19	1.18	1.19
	4.500% Due 04/01/19
	31402YND2
12094826.76	FNMA Pool		12256319.37	12246211.81			12096069.84	-150141.97	670490	5.543	5.56	19.38	19.21	19.3
44411491
	GNMA Pool
92296.705		GNMA II Pool #2536	95236.27	95048.61	107.2542	I	98992.09	3943.48	6922	6.993	6.83	0.16	0.16	0.16
4875000	7.500% Due 01/20/28
	36202CY98
981119.178		GNMA II Pool #3584	1015718.17	1014082.57	101.6064	I	996879.88	-17202.69	58867	5.905	5.88	1.6	1.58	1.59
2300000	6.000% Due 07/20/34
	36202D6V8
31620.894		GNMA Pool #451522	31721.78	31714.13	107.699	I	34055.39	2341.26	2372	6.964	6.78	0.05	0.05	0.05
2400000	7.500% Due 10/15/27
	36208HSK3
76463.064		GNMA Pool #462556	76296.19	76304.86	103.9561	I	79488.02	3183.16	4970	6.253	6.15	0.13	0.13	0.13
2400000	6.500% Due 02/15/28
	36208VZV0
9162.797		GNMA Pool #466138	9397.88	9385.35	107.6542	I	9864.14	478.79	687	6.967	6.81	0.02	0.02	0.02
1005969	7.500% Due 12/15/28
	36209AZB9
50043.326		GNMA Pool #469699	50419.12	50396.36	106.6309	I	53361.65	2965.29	3503	6.565	6.42	0.09	0.08	0.09
2400000	7.000% Due 11/15/28
	36209EX49
63852.6		GNMA Pool #486760	64077.33	64062.67	103.9561	I	66378.67	2316	4150	6.253	6.16	0.11	0.11	0.11
2000000	6.500% Due 12/15/28
	36210AWV5
48789.291		GNMA Pool #780453	48957.79	48947.05	107.7282	I	52559.82	3612.77	3659	6.962	6.75	0.08	0.08	0.08
2450000	7.500% Due 12/15/25
	36225AQE3

Fund Portfolio Analysis
Schedule of Current Positions By Category and Group As Of 6/30/2008
VINBD - Vintage Bond Fund
All Money Values and Prices are Converted to Base Currency
									Est.		Yld to
Qty or Principal/	Description/				Current		Current	Unrealized	Annual	Current	Mat	% of Tot.	% of Tot.	% of Net
Original Face	Security ID		Original Cost	Amortized Cost	Price		Value	Gain or Loss	Income	Yield	(*Call)	Portfolio	Assets	Assets
Mortgage-Related
	GNMA Pool
71968.517		GNMA Pool #780584	72230.57	72211.92	106.7706	I	76841.22	4629.3	5038	6.556	6.38	0.12	0.12	0.12
2400000	7.000% Due 06/15/27
	36225AUH1
83574.325		GNMA Pool #780717	83762.93	83751.88	106.7365	I	89204.31	5452.43	5850	6.558	6.4	0.14	0.14	0.14
2500000	7.000% Due 02/15/28
	36225AYN4
49972.476		GNMA Pool #780936	50234.53	50218.52	107.721	I	53830.85	3612.33	3748	6.962	6.8	0.09	0.09	0.09
2000000	7.500% Due 12/15/28
	36225BBD9
102392.95		GNMA Pool #780990	106005.97	105792.09	107.6843	I	110261.13	4469.04	7679	6.965	6.8	0.18	0.18	0.18
5000000	7.500% Due 12/15/28
	36225BC30
1661256.123	GNMA Pool		1704058.53	1701916.01			1721717.17	19801.16	107446	6.241	6.16	2.76	2.73	2.75
31730969
33305681.21	TOTAL	Mortgage-Related	33666153.91	33630284.3			33164115.91	-466168.39	1888275	5.694	5.7	53.13	52.66	52.91
136320584
Preferred Stock
	REIT
10000		Realty Income Sr PFD	250000	250000	25.16	I	251600	1600	0	0	N/A	0.4	0.4	0.4
	8.25% Ser 11/15/2008
	756109203
10000	REIT		250000	250000			251600	1600	0	0	N/A	0.4	0.4	0.4

10000	TOTAL	Preferred Stock	250000	250000			251600	1600	0	0	N/A	0.4	0.4	0.4
Short-Term Invest
	Money Market Fund
894151.83		Liquid Assets Fd I*	894151.83	894151.83	100	M	894151.83	0	14931	1.67	1.67	1.43	1.42	1.43
	S86277650
894151.83	Money Market Fund		894151.83	894151.83			894151.83	0	14931	1.67	1.67	1.43	1.42	1.43

894151.83	TOTAL	Short-Term Invest	894151.83	894151.83			894151.83	0	14931	1.67	1.67	1.43	1.42	1.43
64414833.04	TOTAL PORTFOLIO		63537509.11	63615659.05			62416816.18	-1198842.91	3397729	5.444	5.6	100	99.11	99.58
136320584
* The Liquid Assets Fund is an affiliated investment. This is the total for affiliated investments.

ITEM 2. CONTROLS AND PROCEDURES

(A) THE PRINCIPAL EXECUTIVE AND FINANCIAL OFFICERS CONCLUDED THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE EFFECTIVE BASED ON THEIR EVALUATION OF THE DISCLOSURE CONTROLS AND PROCEDURES AS OF AUGUST 28, 2008, A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT.

(B) THERE WERE NO SIGNIFICANT CHANGES IN REGISTRANT'S INTERNAL CONTROLS OR IN OTHER FACTORS THAT COULD SIGNIFICANTLY AFFECT THESE CONTROLS SUBSEQUENT TO THE DATE OF THEIR EVALUATION, INCLUDING ANY CORRECTIVE ACTIONS WITH REGARD TO SIGNIFICANT DEFICIENCIES AND MATERIAL WEAKNESSES.

ITEM 3. EXHIBITS.

(A) A CERTIFICATION FROM THE CHIEF EXECUTIVE OFFICER AND THE CHIEF FINANCIAL OFFICER IS ATTACHED AS EXHIBIT A.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WB CAPITAL MUTUAL FUNDS, INC.

By

Jeffrey D. Lorenzen, Principal Executive and President

Date: August 28, 2008

Pursuant to the requirements of the Securities Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signature and Title

Jeffrey D. Lorenzen, President, Principal Executive Officer

August 28, 2008

Amy M. Mitchell, Treasurer, Principal Financial and Accounting Officer

August 28, 2008